Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.86207%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,956,813.78

Principal:
Principal Collections	$22,371,525.60
Prepayments in Full	$9,464,819.85
Liquidation Proceeds	$423,137.62
Recoveries	$32,784.12
Sub Total	$32,292,267.19
Collections	$34,249,080.97

Purchase Amounts:
Purchase Amounts Related to Principal	$23,256.85
Purchase Amounts Related to Interest	$188.93
Sub Total	$23,445.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,272,526.75

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,272,526.75
Servicing Fee	$560,602.95	$560,602.95	$0.00	$0.00	$33,711,923.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,711,923.80
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,711,923.80
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,711,923.80
Interest - Class A-3 Notes	$1,286,348.04	$1,286,348.04	$0.00	$0.00	$32,425,575.76
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$31,824,362.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,824,362.26
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$31,625,803.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,625,803.01
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$31,488,473.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,488,473.51
Regular Principal Payment	$29,037,360.18	$29,037,360.18	$0.00	$0.00	$2,451,113.33
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,451,113.33
Residual Released to Depositor	$0.00	$2,451,113.33	$0.00	$0.00	$0.00
Total		$34,272,526.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,037,360.18
Total					$29,037,360.18

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,037,360.18	$55.94	$1,286,348.04	$2.48	$30,323,708.22	$58.42
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$29,037,360.18	$18.39	$2,223,450.29	$1.41	$31,260,810.47	$19.80

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$344,557,511.13	0.6638361	$315,520,150.95	0.6078918
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$580,677,511.13	0.3677641	$551,640,150.95	0.3493737

Pool Information
Weighted Average APR	3.503%	3.525%
Weighted Average Remaining Term	35.46	34.72
Number of Receivables Outstanding	31,947	31,083
Pool Balance	$672,723,537.07	$640,003,745.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$617,610,473.33	$588,082,316.27
Pool Factor	0.3854480	0.3667006

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$51,921,429.39
Targeted Overcollateralization Amount	$88,363,594.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,363,594.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$437,051.49
(Recoveries)		69	$32,784.12
Net Loss for Current Collection Period			$404,267.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7211%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3521%
Second Prior Collection Period			0.7960%
Prior Collection Period			0.8459%
Current Collection Period			0.7391%
Four Month Average (Current and Prior Three Collection Periods)			0.6833%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,686	$9,652,466.95
(Cumulative Recoveries)			$1,109,407.67
Cumulative Net Loss for All Collection Periods			$8,543,059.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4895%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,725.07
Average Net Loss for Receivables that have experienced a Realized Loss			$5,067.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	296	$9,121,998.50
61-90 Days Delinquent	0.23%	45	$1,446,879.28
91-120 Days Delinquent	0.05%	11	$326,003.87
Over 120 Days Delinquent	0.12%	26	$768,376.44
Total Delinquent Receivables	1.82%	378	$11,663,258.09

Repossession Inventory:
Repossessed in the Current Collection Period		14	$525,091.43
Total Repossessed Inventory		30	$1,133,757.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2559%
Prior Collection Period			0.2723%
Current Collection Period			0.2638%
Three Month Average			0.2640%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3971%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$2,135,088.09
2 Months Extended	126	$4,149,968.95
3+ Months Extended	31	$1,025,583.30

Total Receivables Extended	230	$7,310,640.34
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer